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                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                               Form 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: September 30, 2000 Check here if Amendment [ ]; Amendment Number:
                                                   -----------------------

                        This Amendment (Check only one.):
                        [_]   is a restatement.
                        [_]   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Para Advisors, Inc. (a)
Address:          505 Park Avenue
                  New York, NY 10022

Form 13F File Number:  28-7296

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Mr. Ned Sadaka
Title:            President
Phone:            212-355-6688

Signature, Place, and Date of Signing:

/S/ NED SADAKA
-----------------------------------------------------------------------
[Signature]

New York, New York
-----------------------------------------------------------------------
[City, State]

November 13, 2000
-----------------------------------------------------------------------
[Date]

(a) Mr. Ned Sadaka is a shareholder of Para Advisors, Inc. ("Para Advisors") and also serves as a managing member of the general partner of certain accounts over which Para Advisors has investment discretion.

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                           FORM 13F INFORMATION TABLE


                              Form 13F Summary Page

                                 Report Summary:

Number of Other Included Managers:

         0

Form 13F Information Table Entry Total:

         65

Form 13F Information Table Value Total:

         $537,250 (thousands)

List of Other Included Managers:

                  Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                  NONE


FORM 13F
Para Advisors Inc





                                                                                                       Voting Authority
                                                                                                       ----------------
Name of Issuer                         Title                  Value     Shares/  Sh/   Put/   Invstmt  Other
                                       of class    CUSIP      (x$1000)  Prn Amt  Prn   Call   Dscretn  Managers  Sole   Shared  None
--------------                         --------    -----      --------  -------- ---   ----   -------  --------  ----   ------  ----
ACUSON CORP                            COM         005113105  2,931      128,849 SH           Sole               128,849
AETNA INC                              COM         008117103  2,805       48,317 SH           Sole                48,317
ALLEN TELECOMMUNICATIONS               COM         018091108    780       46,050 SH           Sole                46,050
AMERICAN TEL & TEL                     COM         001957109  8,345      284,097 SH           Sole               284,097
ASSOCIATES FIRST CAP CORP              COM         046008108 12,181      320,551 SH           Sole               320,551
AT&T CORP/LIBERTY MEDIA GRP A          COM         001957208  1,658       92,100 SH           Sole                92,100
AXA FINANCIAL INC                      COM         002451102  8,671      170,225 SH           Sole               170,225
BEAR STEARNS COS INC                   COM         073902108    277        4,403 SH           Sole                 4,403
BEST BUY INC                           COM         086516101  1,472       23,133 SH           Sole                23,133
BESTFOODS INC                          COM         08658U101 48,100      661,175 SH           Sole               661,175
CABLEVISION SYSTEMS                    COM         12686C109  1,527       23,025 SH           Sole                23,025
CHRIS CRAFT INDS INC                   COM         170520100  5,431       65,929 SH           Sole                65,929
COASTAL CORP                           COM         190441105  6,738       90,900 SH           Sole                90,900
COLUMBIA ENERGY GRP                    COM         197648108 12,762      179,745 SH           Sole               179,745
DELPHI AUTOMOTIVE SYSTEMS CORP         COM         247126105  4,508      298,055 SH           Sole               298,055
DONALDSON LUFKIN & JENRETTE            COM         257661108 16,142      180,481 SH           Sole               180,481
DURA PHARMACEUTICALS                   COM         26632S109  1,144       32,328 SH           Sole                32,328
EARTHGRAINS COMPANY                    COM         270319106    642       34,813 SH           Sole                34,813
FORD MOTOR CO                          COM         345370100  4,347      171,725 SH           Sole               171,725
FORT JAMES CORP                        COM         347471104  5,097      166,775 SH           Sole               166,775
GENERAL MOTORS CORP                    COM         370442105  4,613       70,972 SH           Sole                70,972
GLOBAL LIGHT TELECOM.                  COM         37934X100  1,039      201,727 SH           Sole               201,727
GOLDMAN SACHS GROUP INC                COM         38141G104    633        5,553 SH           Sole                 5,553
HARCOURT GENERAL INC                   COM         41163G101  3,058       51,826 SH           Sole                51,826
INFINITY BROADCASTING CORP             COM         45662S102 11,528      349,344 SH           Sole               349,344
J P MORGAN & CO INC                    COM         616880100 13,048       79,863 SH           Sole                79,863
JOHN HANCOCK FINANCIAL SERVICE         COM         41014S106  3,731      138,835 SH           Sole               138,835
JOHNS MANVILLE CORP                    COM         478129109  1,538      135,955 SH           Sole               135,955
LYCOS INC                              COM         550818108 11,065      160,904 SH           Sole               160,904
MALLINCKRODT INC                       COM         561232109  9,492      208,044 SH           Sole               208,044
MAYTAG CORP                            COM         578592107  2,362       76,052 SH           Sole                76,052
WORLDCOM INC NEW                       COM         98157D106  7,713      253,925 SH           Sole               253,925
MMC NETWORKS INC                       COM         55308N102  4,170       32,965 SH           Sole                32,965
MORGAN STANLEY DEAN WITTER             COM         617446448  9,264      101,310 SH           Sole               101,310
MOTOROLA INC                           COM         620076109  1,317       46,634 SH           Sole                46,634
NABISCO GROUP HOLDINGS                 COM         62952P102  6,744      236,640 SH           Sole               236,640
NABISCO HOLDINGS CORP                  COM         629526104 23,183      431,319 SH           Sole               431,319
NETWORK ENGINE                         COM         64121A107    789       19,272 SH           Sole                19,272
PAINE WEBBER GROUP                     COM         695629105 26,754      392,724 SH           Sole               392,724
R&B FALCON CORP                        COM         74912E101  2,612       93,702 SH           Sole                93,702
RIOALGOM                               COM         766889109    612       32,235 SH           Sole                32,235
SDL INC                                COM         784076101  4,651       15,101 SH           Sole                15,101
SEAGATE TECHNOLOGY                     COM         811804103 62,512      905,977 SH           Sole               905,977
SEAGRAM CO LTD                         COM         811850106 23,292      405,525 SH           Sole               405,525
SOFTWARE.COM INC                       COM         83402P104  5,433       29,943 SH           Sole                29,943
SPRINT CORP                            COM         852061100  4,724      161,175 SH           Sole               161,175
SYMBOL TECHNOLOGIES INC                COM         871508107  2,482       69,075 SH           Sole                69,075
TARGET CORP                            COM         87612E106  1,186       46,266 SH           Sole                46,266
TERRA NETWORKS SA                      SPONS. ADR  88100W103  2,539       69,075 SH           Sole                69,075
VERIZON COMMUNICATIONS                 COM         92343V104  5,738      118,472 SH           Sole               118,472
VOICESTREAM WIRELESS CORP              COM         928615103 28,222      243,163 SH           Sole               243,163
YOUNG & RUBICAM INC                    COM         987425105  8,818      178,139 SH           Sole               178,139
ADC TELECOMMUNICATIONS INC             COM         000886101  7,706      286,552 SH           Sole               286,552
ALCATEL ALSTHOM ADR                    SPONS. ADR  013904305 20,076      319,293 SH           Sole               319,293
EMC CORP                               COM         268648102  4,252       42,898 SH           Sole                42,898
GLOBAL CROSSINGS LTD                   COM         G3921A100  6,139      198,036 SH           Sole               198,036
MOTOROLA INC                           COM         620076109  3,799      134,487 SH           Sole               134,487
PFIZER INC                             COM         717081103 12,643      281,352 SH           Sole               281,352
QWEST COMMUNICATIONS                   COM         749121109 13,856      288,294 SH           Sole               288,294
VODAFONE GROUP PLC ADR                 SPONS. ADR  92857W100 22,172      599,240 SH           Sole               599,240
VOICESTREAM WIRELESS CORP              COM         928615103  4,759       41,007 SH           Sole                41,007
BEAR STEARNS CALL                      CALL        073902908    248          368 SH    CALL   Sole                   368
MAYTAG PUT                             PUT         578592957    190          474 SH    PUT    Sole                   474
AT&T PUT                               PUT         001957959    741          463 SH    PUT    Sole                   463
TIME WARNER PUT                        PUT         887315959    249          488 SH    PUT    Sole                   488


REPORT SUMMARY                                  DATA RECORDS 537,250

